BROKERAGE ACCOUNT (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
BROKERAGE ACCOUNT (Tables)
Brokerage Account	$ 167,389	$ 0
Brokrage, opening value of account	$ 170,000